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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Bo J. Howell, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	February 28 & August 31

Date of reporting period:	May 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)
COMMON STOCKS — 93.4%	Shares	Value

Consumer Discretionary — 25.6%
Auto Components - 1.4%
Companie Générale des Établissements Michelin (a)	3,930	$420,511

Automobiles - 4.5%
Ford Motor Company	39,745	602,932
Volkswagen AG (a)	3,070	746,105
		1,349,037
Hotels, Restaurants & Leisure - 1.9%
Las Vegas Sands Corporation	11,094	563,908

Household Durables - 2.5%
Leggett & Platt, Inc.	15,950	754,116

Leisure Products - 2.7%
Hasbro, Inc.	11,125	802,446

Media - 7.2%
Cinemark Holdings, Inc.	22,500	911,925
Sky plc (a)	39,400	635,952
WPP plc (a)	25,500	602,541
		2,150,418
Multi-Line Retail - 2.0%
Target Corporation	7,705	611,161

Specialty Retail - 1.9%
Kingfisher plc (a)	102,200	579,924

Textiles, Apparel & Luxury Goods - 1.5%
Christian Dior SA (a)	2,190	438,582

Consumer Staples — 7.9%
Food Products - 4.9%
Nestlé SA - ADR	7,400	573,056
Unilever plc - ADR	20,385	899,998
		1,473,054
Household Products - 3.0%
Kimberly-Clark Corporation	8,200	892,652

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value

Energy — 9.4%
Oil, Gas & Consumable Fuels - 9.4%
Alliance Resource Partners, L.P.	13,070	$391,969
Enterprise Products Partners, L.P.	19,900	645,158
Magellan Midstream Partners, L.P.	6,960	554,851
Marathon Petroleum Corporation	5,060	523,508
Occidental Petroleum Corporation	9,155	715,829
		2,831,315
Financials — 13.3%
Banks - 4.5%
HSBC Holdings plc - ADR	11,815	561,212
Wells Fargo & Company	14,000	783,440
		1,344,652
Capital Markets - 0.8%
Waddell & Reed Financial, Inc. - Class A	5,000	238,900

Insurance - 8.0%
ACE Ltd.	8,045	856,632
Allianz SE (a)	4,470	702,794
PartnerRe Ltd.	6,458	848,775
		2,408,201
Health Care — 9.2%
Health Care Equipment & Supplies- 3.0%
Abbott Laboratories	18,775	912,465

Pharmaceuticals - 6.2%
Johnson & Johnson	6,640	664,930
Novartis AG - ADR	5,650	580,425
Pfizer, Inc.	17,700	615,075
		1,860,430
Industrials — 7.2%
Air Freight & Logistics - 2.4%
United Parcel Service, Inc. - Class B	7,200	714,384

Electrical Equipment - 1.9%
Eaton Corporation plc	8,054	576,586

Machinery - 1.0%
Pentair plc	4,550	291,336

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value

Industrials — 7.2% (Continued)
Road & Rail - 1.9%
Norfolk Southern Corporation	6,180	$568,560

Information Technology — 11.1%
IT Services - 5.9%
Accenture plc - Class A	10,710	1,028,588
Amadeus IT Holding SA - A Shares (a)	16,000	727,937
		1,756,525
Software - 3.4%
Microsoft Corporation	21,590	1,011,707

Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	4,200	547,176

Materials — 3.9%
Chemicals - 3.9%
Dow Chemical Company (The)	11,365	591,776
Syngenta AG - ADR	6,230	567,117
		1,158,893
Telecommunication Services — 5.8%
Diversified Telecommunication Services - 3.3%
Verizon Communications, Inc.	20,185	997,946

Wireless Telecommunication Services - 2.5%
Vodafone Group plc - ADR	19,260	751,718

Total Common Stocks (Cost $26,840,322)		$28,006,603

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 6.4%	Shares	Value

First American Government Obligations Fund -	1,901,212
Class Z, 0.01% (b) (Cost $1,901,212)		$1,901,212

Total Investments at Value — 99.8% (Cost $28,741,534)		$29,907,815

Other Assets in Excess of Liabilities — 0.2%		69,486

Net Assets — 100.0%		$29,977,301

ADR - American Depositary Receipt

(a)	Fair value priced (Note 1). Fair valued securities totaled $4,854,346 at May 31, 2015, representing 16.2% of net assets.
(b)	The rate shown is the 7-day effective yield as of May 31, 2015.

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS BY COUNTRY
May 31, 2015 (Unaudited)
Country	Values	% of Net Assets

United States	$15,616,814	52.1%
United Kingdom	3,428,804	11.5%
Switzerland	2,577,229	8.6%
Ireland	1,896,511	6.3%
Germany	1,448,899	4.8%
France	859,093	2.9%
Bermuda	848,775	2.8%
Spain	727,937	2.4%
Jersey	602,541	2.0%
	$28,006,603	93.4%
See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

1.   Securities Valuation

Blue Current Global Dividend Fund (the “Fund”) values its portfolio securities as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees (the “Board”) of Ultimus Managers Trust. The Fund values its listed securities based on the security’s last sales price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unreliable market quotes may be due to the following factors:  a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities. All foreign securities, which are securities principally traded on non-U.S. markets that may close at different times than U.S. markets, are fair valued and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

Foreign securities are classified as Level 2 despite the availability of closing prices because such securities are fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report, merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015:

	Level 1	Level 2	Level 3	Total

Common Stocks	$23,152,257	$4,854,346	$-	$28,006,603
Money Market Funds	1,901,212	-	-	1,901,212
Total	$25,053,469	$4,854,346	$-	$29,907,815

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of May 31, 2015, the Fund did not have any transfers into and out of any Level.  The Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2015.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

2.   Investment Transactions

Investment transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.   Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2015:

Tax cost of portfolio investments	$28,538,883

Gross unrealized appreciation	$2,073,990
Gross unrealized depreciation	(705,058)

Net unrealized appreciation on portfolio investments	$1,368,932

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and the tax treatment of securities received in-kind at the inception of the Fund.

BLUE CURRENT GLOBAL DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Continued)

4.   Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, circumstances may affect a particular sector and the companies within such sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected.  As of May 31, 2015, the Fund had 25.6% of the value of its net assets invested in stocks within the Consumer Discretionary sector.

5.   Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or increase losses. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the United States.  Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar-denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)
COMMON STOCKS - 66.7%	Shares	Value

Consumer Discretionary - 13.1%
Hotels, Restaurants & Leisure - 1.5%
Buffalo Wild Wings, Inc. *	240	$36,641

Media - 5.4%
Time Warner, Inc.	506	42,747
Walt Disney Company (The)	826	91,165
		133,912
Multi-Line Retail - 0.6%
Burlington Stores, Inc. *	305	16,095

Specialty Retail - 4.3%
Cabela's, Inc. *	347	17,697
Foot Locker, Inc.	1,080	68,256
Restoration Hardware Holdings, Inc. *	208	18,920
		104,873
Textiles, Apparel & Luxury Goods - 1.3%
Under Armour, Inc. - Class A *	395	30,972

Consumer Staples - 3.4%
Beverages - 2.6%
Monster Beverage Corporation *	330	42,002
PepsiCo, Inc.	235	22,661
		64,663
Food & Staples Retailing - 0.8%
Kroger Company (The)	265	19,292

Energy - 9.8%
Energy Equipment & Services - 1.8%
Schlumberger Ltd.	480	43,570

Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corporation	515	43,059
Devon Energy Corporation	742	48,393
Newfield Exploration Company *	1,191	45,032
Southwestern Energy Company *	756	19,482
Whiting Petroleum Corporation *	1,226	40,446
		196,412
Financials - 8.3%
Capital Markets - 5.0%
Goldman Sachs Group, Inc. (The)	227	46,805
Morgan Stanley	2,019	77,126
		123,931
Diversified Financial Services - 3.3%
Bank of America Corporation	3,770	62,205
JPMorgan Chase & Company	291	19,142
		81,347

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
COMMON STOCKS - 66.7%	Shares	Value
Health Care - 11.5%
Biotechnology - 5.5%
Celgene Corporation *	446	$51,040
Gilead Sciences, Inc. *	402	45,133
Medivation, Inc. *	287	37,898
		134,071
Health Care Providers & Services - 1.8%
Tenet Healthcare Corporation *	857	45,584

Pharmaceuticals - 4.2%
AbbVie, Inc.	609	40,553
Actavis plc *	203	62,282
		102,835
Industrials - 5.9%
Aerospace & Defense - 1.8%
United Technologies Corporation	377	44,173

Machinery - 2.5%
Ingersoll-Rand plc	874	60,114

Trading Companies & Distributors - 1.6%
United Rentals, Inc. *	450	40,009

Information Technology - 10.3%
Internet Software & Services - 4.3%
Facebook, Inc. - Class A *	587	46,485
Google, Inc. - Class A *	110	59,985
		106,470
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	690	89,893
Hewlett-Packard Company	1,674	55,912
		145,805
Materials - 2.3%
Chemicals - 2.3%
Monsanto Company	488	57,086

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
Verizon Communications, Inc.	1,029	50,874

Total Common Stocks (Cost $1,650,321)		$1,638,729

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS - 17.7%	Shares	Value

Fidelity Institutional Money Market Government Portfolio -
Class I, 0.01% (a) (Cost $433,656)	433,656	$433,656

Total Investments at Value — 84.4% (Cost $2,083,977)		$2,072,385

Other Assets in Excess of Liabilities (b) — 15.6%		383,368

Net Assets — 100.0%		$2,455,753

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of May 31, 2015.
(b)	Includes cash held as collateral and margin deposits for open short positions.

See accompanying notes to Schedule of Investments.

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
May 31, 2015 (Unaudited)
COMMON STOCKS - 28.6%	Shares	Value

Consumer Discretionary - 4.0%
Hotels, Restaurants & Leisure - 0.9%
Cheesecake Factory, Inc. (The)	411	$21,195

Media - 1.7%
Discovery Communications, Inc. - Class A	1,228	41,678

Specialty Retail - 1.4%
Abercrombie & Fitch Company - Class A	1,727	35,352

Consumer Staples - 3.3%
Beverages - 0.8%
Coca-Cola Company (The)	447	18,309

Food & Staples Retailing - 0.8%
Wal-Mart Stores, Inc.	277	20,573

Personal Products - 1.7%
Johnson & Johnson	428	42,860

Energy - 6.6%
Energy Equipment & Services - 4.9%
Helmerich & Payne, Inc.	563	41,093
National Oilwell Varco, Inc.	791	38,909
Patterson-UTI Energy, Inc.	2,058	41,572
		121,574
Oil, Gas & Consumable Fuels - 1.7%
Apache Corporation	683	40,871

Health Care - 5.0%
Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	541	36,036

Health Care Providers & Services - 1.8%
DaVita HealthCare Partners, Inc.	535	44,823

Pharmaceuticals - 1.7%
Bristol-Myers Squibb Company	652	42,119

Industrials - 8.4%
Industrial Conglomerates - 2.1%
3M Company	316	50,269

Machinery - 3.5%
Caterpillar, Inc.	459	39,162
Cummins, Inc.	350	47,442
		86,604
Road & Rail - 2.8%
Canadian Pacific Railway Ltd.	111	18,283
J.B. Hunt Transport Services, Inc.	594	49,908
		68,191

WAYCROSS LONG/SHORT EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 28.6% (Continued)	Shares	Value

Telecommunication Services - 1.3%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	899	$31,051

Total Securities Sold Short - 28.6% (Proceeds $715,519)		$701,505

See accompanying notes to Schedule of Investments.

WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS
May 31, 2015 (Unaudited)

1. Securities Valuation

Waycross Long/Short Equity Fund (the “Fund”) values its respective portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business.  The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price.  NASDAQ-listed securities are valued at the NASDAQ Official Closing Price.  In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Ultimus Managers Trust Board of Trustees.  Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.  As a result, the prices of securities used to calculate the Fund’s net asset value may differ from quoted or published prices for the same securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments and other financial instruments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of May 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,638,729	$-	$-	$1,638,729
Money Market Funds	433,656	-	-	433,656
Total	$2,072,385	$-	$-	$2,072,385

Other Financial Instruments:
Common Stocks – Sold Short	$(701,505)	$-	$-	$(701,505)

WAYCROSS LONG/SHORT EQUITY FUND
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to the Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type.  As of May 31, 2015, the Fund did not have any transfers into and out of any Level.  There were no Level 3 securities or derivative instruments held by the Fund as of May 31, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2. Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2015:

Tax cost of portfolio investments	$2,085,772

Gross unrealized appreciation	$14,415
Gross unrealized depreciation	(27,802)
Net unrealized depreciation on investments	$(13,387)

Net unrealized appreciation on securities sold short	$14,014

As of May 31, 2015, the proceeds from securities sold short on a tax basis is $715,519 for the Fund. The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Bo J. Howell
Bo J. Howell, Secretary

Date	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Harry M. Jones
Harry M. Jones, Principal Executive Officer of Blue Current Global Dividend Fund

Date	July 30, 2015

By (Signature and Title)*		/s/ Benjamin H. Thomas
Benjamin H. Thomas, Principal Executive Officer of Waycross Long/Short Equity Fund

Date	July 30, 2015

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer

Date	July 30, 2015

* Print the name and title of each signing officer under his or her signature.